Pacer Trendpilot 100 ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 15.0%
Alphabet, Inc. - Class A	169,622	$32,550,462
Alphabet, Inc. - Class C	159,091	30,682,290
Charter Communications, Inc. - Class A (a)	10,238	2,757,708
Comcast Corp. - Class A	268,062	8,907,700
Electronic Arts, Inc.	18,102	2,760,374
Meta Platforms, Inc. - Class A	63,284	48,946,377
Netflix, Inc. (a)	30,544	35,412,714
Take-Two Interactive Software, Inc. (a)	13,120	2,922,218
T-Mobile US, Inc.	81,718	19,482,388
Trade Desk, Inc. - Class A (a)	32,615	2,836,200
Warner Bros Discovery, Inc. (a)	176,957	2,330,524
		189,588,955

Consumer Discretionary - 13.2%
Airbnb, Inc. - Class A (a)	31,210	4,132,516
Amazon.com, Inc. (a)	309,411	72,436,209
Booking Holdings, Inc.	2,371	13,050,126
DoorDash, Inc. - Class A (a)	28,727	7,188,932
Lululemon Athletica, Inc. (a)	8,388	1,682,046
Marriott International, Inc.	19,686	5,193,757
MercadoLibre, Inc. (a)	3,660	8,688,438
O'Reilly Automotive, Inc. (a)	61,934	6,089,351
PDD Holdings, Inc. - ADR (a)	48,154	5,463,071
Ross Stores, Inc.	23,792	3,248,560
Starbucks Corp.	81,889	7,301,223
Tesla Motors, Inc. (a)	106,100	32,707,447
		167,181,676

Consumer Staples - 5.0%
Coca-Cola Europacific Partners PLC	33,232	3,220,846
Costco Wholesale Corp.	31,802	29,882,431
Keurig Dr Pepper, Inc.	97,811	3,193,529
Mondelez International, Inc.	93,249	6,032,278
Monster Beverage Corp. (a)	70,155	4,121,606
PepsiCo, Inc.	98,877	13,637,116
The Kraft Heinz Co.	86,155	2,365,816
		62,453,622

Energy - 0.5%
Baker Hughes Co.	71,373	3,215,354
Diamondback Energy, Inc.	20,869	3,102,385
		6,317,739

Financials - 0.4%
PayPal Holdings, Inc. (a)	70,035	4,815,607

Health Care - 4.7%
Amgen, Inc.	38,737	11,431,289
AstraZeneca PLC - ADR	42,863	3,132,857
Biogen, Inc. (a)	10,560	1,351,680
DexCom, Inc. (a)	28,177	2,275,856
GE HealthCare Technologies, Inc.	32,966	2,351,135
Gilead Sciences, Inc.	89,780	10,081,396
IDEXX Laboratories, Inc. (a)	5,777	3,086,709
Intuitive Surgical, Inc. (a)	25,813	12,418,376
Regeneron Pharmaceuticals, Inc.	7,654	4,174,951
Vertex Pharmaceuticals, Inc. (a)	18,522	8,462,146
		58,766,395

Industrials - 4.8%
Automatic Data Processing, Inc.	29,143	9,019,758
Axon Enterprise, Inc. (a)	5,629	4,252,653
Cintas Corp.	29,088	6,473,534
Copart, Inc. (a)	69,644	3,156,963
CSX Corp.	134,694	4,787,025
Fastenal Co.	82,684	3,814,213
Honeywell International, Inc.	46,269	10,287,912
Old Dominion Freight Line, Inc.	15,328	2,287,704
PACCAR, Inc.	37,834	3,736,486
Paychex, Inc.	25,950	3,745,363
Thomson Reuters Corp.	32,314	6,492,206
Verisk Analytics, Inc.	10,118	2,819,988
		60,873,805

Information Technology - 53.5%(b)
Adobe, Inc. (a)	30,669	10,969,995
Advanced Micro Devices, Inc. (a)	116,821	20,596,710
Analog Devices, Inc.	35,752	8,030,972
Apple, Inc.	435,312	90,357,712
Applied Materials, Inc.	57,782	10,404,227
AppLovin Corp. - Class A (a)	22,106	8,636,814
ARM Holdings PLC - ADR (a)(c)	9,443	1,335,004
ASML Holding NV (c)	6,326	4,394,735
Atlassian Corp. - Class A (a)	11,828	2,268,374
Autodesk, Inc. (a)	15,503	4,699,114
Broadcom, Inc.	226,645	66,565,636
Cadence Design System, Inc. (a)	19,764	7,205,361
CDW Corp.	9,554	1,666,026
Cisco Systems, Inc.	285,110	19,410,289
Cognizant Technology Solutions Corp. - Class A	35,652	2,558,388
Crowdstrike Holdings, Inc. (a)	17,940	8,154,986
Datadog, Inc. - Class A (a)	22,871	3,201,483
Fortinet, Inc. (a)	55,436	5,538,056
GlobalFoundries, Inc. (a)	39,836	1,489,468
Intel Corp.	312,124	6,180,055
Intuit, Inc.	19,958	15,669,625
KLA Corp.	9,490	8,341,995
Lam Research Corp.	91,746	8,701,191
Marvell Technology, Inc.	62,376	5,013,159
Microchip Technology, Inc.	38,770	2,620,464
Micron Technology, Inc.	80,315	8,765,579
Microsoft Corp.	216,626	115,569,971
MicroStrategy, Inc. - Class A (a)	18,322	7,362,879
NVIDIA Corp.	711,133	126,489,227
NXP Semiconductors NV	18,289	3,909,640
ON Semiconductor Corp. (a)	30,390	1,712,780
Palantir Technologies, Inc. - Class A (a)	162,910	25,796,798
Palo Alto Networks, Inc. (a)(c)	48,028	8,337,661
Qualcomm, Inc.	79,045	11,600,644
Roper Technologies, Inc.	7,744	4,262,298
Shopify, Inc. - Class A (a)	87,627	10,708,896
Synopsys, Inc. (a)	13,295	8,421,706
Texas Instruments, Inc.	65,132	11,792,800
Workday, Inc. - Class A (a)(c)	15,433	3,540,022
Zscaler, Inc. (a)	11,072	3,161,720
		675,442,460

Materials - 1.2%
Linde PLC	33,794	15,554,026

Real Estate - 0.2%
CoStar Group, Inc. (a)	30,351	2,889,112

Utilities - 1.5%
American Electric Power Co., Inc.	38,438	4,348,875
Constellation Energy Corp.	22,550	7,843,792
Exelon Corp.	72,469	3,256,757
Xcel Energy, Inc.	41,423	3,042,105
		18,491,529
TOTAL COMMON STOCKS (Cost $1,166,869,629)		1,262,374,926

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(d)	15,875,651	15,875,651
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,875,651)		15,875,651

TOTAL INVESTMENTS - 101.3% (Cost $1,182,745,280)		1,278,250,577
Liabilities in Excess of Other Assets - (1.3)%		(15,877,048)
TOTAL NET ASSETS - 100.0%		$1,262,373,529
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $14,752,869.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Trendpilot 100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,262,374,926	$–	$–	$1,262,374,926
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	15,875,651
Total Investments	$1,262,374,926	$–	$–	$1,278,250,577

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $15,875,651 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.